Business Description and Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Revision to Segment Results

	Three months ended June 30, 2021			Six months ended June 30, 2021

	As Reported	Adjustments	As Revised	As Reported	Adjustments	As Revised
Revenues
Legal Professionals	673	-	673	1,341	-	1,341
Corporates	348	(2)	346	732	(4)	728
Tax & Accounting Professionals	197	2	199	422	4	426
Reuters News	168	5	173	328	10	338
Global Print	147	-	147	290	-	290
Eliminations/Rounding	(1)	(5)	(6)	(1)	(10)	(11)
Revenues	1,532	-	1,532	3,112	-	3,112

Adjusted EBITDA
Legal Professionals	285	-	285	564	-	564
Corporates	130	(2)	128	276	(3)	273
Tax & Accounting Professionals	72	2	74	170	3	173
Reuters News	35	-	35	63	-	63
Global Print	56	-	56	113	-	113
Total reportable segments adjusted EBITDA	578	-	578	1,186	-	1,186